Organization and description of business (Additional Information) (Details) $ / shares in Units, $ in Thousands, $ in Thousands																									1 Months Ended					3 Months Ended	8 Months Ended	12 Months Ended
	Sep. 28, 2020 USD ($) shares	Sep. 28, 2020 AUD ($) shares	Sep. 20, 2020 HKD ($)	Aug. 31, 2020 USD ($) shares	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Apr. 25, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Mar. 08, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 07, 2018 USD ($) $ / shares shares	Mar. 08, 2018 USD ($) property shares	Mar. 08, 2018 HKD ($) property shares	Dec. 22, 2017 USD ($) shares	Dec. 22, 2017 HKD ($) shares	May 10, 2017 USD ($) $ / shares	Apr. 28, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Jan. 19, 2016 $ / shares	Dec. 28, 2015 USD ($) shares	Mar. 12, 2010 shares	Aug. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2018	Aug. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Aug. 31, 2020 HKD ($)	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($)	May 17, 2018 USD ($)	Apr. 18, 2018	Dec. 26, 2017 $ / shares	Aug. 10, 2016 shares	Aug. 09, 2016 shares	Jan. 18, 2016 $ / shares	Dec. 24, 2014	Mar. 14, 2011	Jan. 29, 2008 shares
Ordinary shares, shares authorized | shares												500,000,000																						500,000,000	500,000,000		50,000,000					50,000,000	12,500,000
Ordinary shares, par value | $ / shares												$ 0.004										$ 0.004												$ 0.004	$ 0.004		$ 0.004							$ 0.001
Amount of increase of common stocks authorized | shares												450,000,000
Amount of increase of preferred stocks authorized | shares												9,000,000
Shares authorized, values												$ 2,010,000																									$ 201,000
Ordinary shares, shares outstanding | shares																																		101,597,998
Preferred stock, shares authorized | shares												10,000,000																						1,000,000	1,000,000		1,000,000										1,000,000
Preferred stock, shares outstanding | shares																																		0	0
Preferred stock, par value | $ / shares												$ 0.001																						$ 0.001	$ 0.001		$ 0.001
Interest rate																										8.00%									5.00%					2.50%
Stock Issued During Period, Value, Acquisitions																																$ 14,661,000
Conversion of stock split ratio																						0.25
Paris Sky Limited
Principal amount																																						$ 27,100
SGOCO Shenzhen
Equity method investment, ownership percentage																																							100.00%
Victor
Shares issued on acquisition of subsidiaries, shares | shares					15,992,000
Percentage of new shares issued for business acquisition					19.90%
SGOCO Fujian
Consideration																													$ 11,000,000.00
SGOCO Shenzhen
Consideration																																							$ 1,000
Century Skyway Limited
Consideration													$ 16,170,000
Percentage of ownership to sell in disposal																														51.00%
Century Skyway Limited | Ho Pui Lung
Consideration to be received			$ 99,450			$ 12,750,000		$ 12,750,000	$ 99,450
Ownership interest transferred						51.00%	51.00%
Number of shares transferred | shares						5,100	5,100
GFS
Cash consideration					$ 21,790,000
Consideration in the form of a promissory note					$ 64,340,000
Business combination consideration transferred	$ 590,000	$ 700
Boca International Limited
Disposal business, number of shares sold during the period | shares																									94
Disposal business, percentage of ownership to be disposed																									51.00%
Consideration				$ 187,000									$ 23,700,000												$ 187,000						$ 187,000					$ 1,460		$ 184,840
Percentage of ownership to sell in disposal				51.00%
Number of shares to sell | shares				94
Ownership interest transferred																															51.00%
Boca International Limited | Wong Yiu Tong
Disposal business, percentage of ownership to be disposed																									51.00%
Percentage of ownership to sell in disposal				51.00%
Giant Credit Limited ("GCL")
Number of ordinary shares, issued | shares																2,220,283	2,220,283
Cash consideration																$ 2,350,000	$ 19,600
Shares issued on acquisition of subsidiaries, shares | shares																2,220,283	2,220,283
Business combination consideration transferred																$ 2,354,000	$ 19,600
Property, plant and equipment																$ 508,000
Shares Issued, Price Per Share | $ / shares																																									$ 1.06
SGO Corporation
Percentage of voting interests acquired																																														100.00%
Paris Sky Limited
Number of ordinary shares, issued | shares													3,889,050
Percentage of voting interests acquired													100.00%																									100.00%
Fair value of equity issued in business acquisition													$ 4,780,000
Business acquisition equity interest, value													$ 3,890,000																									$ 30,330
Shares issued on acquisition of subsidiaries, shares | shares													3,889,050
Business combination consideration transferred													$ 48,128,000
Property, plant and equipment													$ 52,994,000
Shares Issued, Price Per Share | $ / shares													$ 1.23
Sale of stock, price per share | $ / shares													$ 1.23
Principal amount													$ 3,470,000																									$ 27,100
Interest rate													8.00%																									8.00%
Stock Issued During Period, Value, Acquisitions													$ 4,780,000
Paris Sky Limited | Equity Interest In BOCA
Percentage of voting interests acquired													49.00%																									49.00%
Business combination consideration transferred													$ 23,699,000
Paris Sky Limited | CSL
Percentage of voting interests acquired													49.00%																									49.00%
Business combination consideration transferred													$ 16,170,000
Century Skyway Limited
Number of ordinary shares, issued | shares																			1,500,000
Cash consideration																		$ 32,600,000	$ 32,600,000								$ 32,000,000.00
Shares issued on acquisition of subsidiaries, shares | shares						5,100	5,100
Business combination consideration transferred						$ 12,750,000	$ 99,450											$ 34,925,000		$ 35,000,000.00
Shares Issued, Price Per Share | $ / shares																		$ 1.55
Century Skyway Limited | Ho Pui Lung
Number of shares to sell | shares								5,100	5,100
Boca International Limited
Percentage of voting interests acquired																							100.00%					100.00%
Cash consideration																							$ 52,000,000.00					$ 52,000,000	$ 52,000,000.00
Shares issued on acquisition of subsidiaries, shares | shares																					1,162,305		3,400,000					1,162,305
Business combination consideration transferred																												$ 56,080,000
Shares Issued, Price Per Share | $ / shares																												$ 3.51
Percentage of new shares issued for business acquisition																							19.90%
Percentage reducing electricity consumption																							50.00%
11 Hau Fook Street Limited
Number of ordinary shares, issued | shares														2,935,222	2,935,222
Cash consideration														$ 3,350,000	$ 26,100
Number of properties owned | property														2	2
Vision Lane Limited
Cash consideration											$ 7,460,000																						$ 6,410,000
Shares issued on acquisition of subsidiaries, shares | shares										4,519,347	4,519,347
Business combination consideration transferred										$ 12,740,000	$ 12,420,000
Shares Issued, Price Per Share | $ / shares										$ 1.16	$ 1.10
Stock Issued During Period, Value, Acquisitions											$ 5,240,000
Vision Lane Limited | Paris Sky Limited
Number of ordinary shares, issued | shares										4,519,347	4,519,347
Percentage of voting interests acquired											100.00%
Cash consideration											$ 7,500,000
Fair value of equity issued in business acquisition										$ 5,240,000
Business combination consideration transferred										$ 12,700,000	$ 12,428,205
Sale of stock, price per share | $ / shares										$ 1.16	$ 1.10
SGOCO Fujian
Percentage of voting interests acquired																																													100.00%
Honesty Group
Number of ordinary shares, issued | shares																								3,575,000
Percentage of voting interests acquired																								100.00%
GFS
Number of ordinary shares, issued | shares	559,581	559,581			15,992,000
Cash consideration																										$ 21,795,000
Consideration in the form of a promissory note																										28,473,000
Business combination consideration transferred																										64,341,000
Property, plant and equipment																										$ 7,000
Percentage of new shares issued for business acquisition					19.90%
Consideration					$ 64,340,000